Defined Benefit Plans - Summary of Amounts Recognised in the Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 2,979	$ 2,003
Interest cost	2,128	1,816
Past Service Cost	414	3,687
Expected return on plan assets	(2,070)	(1,904)
Defined benefit plans expense	3,451	5,602
Defined Benefit Pension Plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2,102	520
Interest cost	620	476
Past Service Cost	206	3,494
Expected return on plan assets	(87)	(81)
Defined benefit plans expense	2,841	4,409
Supplemental pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	877	1,483
Interest cost	1,508	1,340
Past Service Cost	208	193
Expected return on plan assets	(1,983)	(1,823)
Defined benefit plans expense	$ 610	$ 1,193